Schedule of Impact of Restatement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares outstanding	1,322,096		767,392		10,344,550
Amount	$ 13,542,749		$ 7,860,513		$ 105,503,991
Ordinary shares excluding shares subject to possible redemption	30,950,000
Common stock value	$ (310)		(365)		(355)
Additional paid-in capital			3,849,880		3,266,203
Accumulated deficit	$ 2,158,020		$ (1,149,761)		$ (1,733,450)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	1,143,358	10,344,550
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,273,835	3,550,450	3,592,787	[1]	3,446,449	[1]
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.45)	$ (0.03)	$ (0.17)	[2]	$ (0.09)	[2]
Change in value of ordinary shares subject to possible redemption	$ 5,682,236	$ (333,179)	$ 583,687		$ (1,762,651)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares outstanding	623,332
Amount	$ 6,385,035
Ordinary shares excluding shares subject to possible redemption	3,793,764
Common stock value	$ (380)
Additional paid-in capital	(5,322,270)
Accumulated deficit	$ 322,646
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	767,189
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,650,004
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.40)
Change in value of ordinary shares subject to possible redemption	$ (1,475,478)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares outstanding	698,764
Amount	$ 7,157,714
Ordinary shares excluding shares subject to possible redemption	(698,764)
Common stock value	$ 70
Additional paid-in capital	5,322,270
Accumulated deficit	$ 1,835,374
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	376,169
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	(376,169)
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.05)
Change in value of ordinary shares subject to possible redemption	$ 7,157,714

[1]	Excludes an aggregate of 767,392 and 10,344,550 shares subject to possible redemption at December 31, 2020 and 2019, respectively.
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to Ordinary Shares subject to possible redemption of $39,544 and $2,058,429 for the years ended December 31, 2020 and 2019, respectively (see Note 2).